Segment Reporting	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Segment Reporting
NOTE 4. SEGMENT REPORTING
Identification of reportable operating
segments
Operating segments are reported in a manner consistent with internal reports which are reviewed and used by Management and the Board of Directors (who are identified as the Chief Operating Decision Makers (‘CODM’)). The Group operates in one operating segment, being Cancer Immunotherapy.

Operating segment information June 30, 2025	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	59,709	—	59,709
Grant income	4,974,823	—	4,974,823
Miscellaneous income	—	390	390
Net change on fair value movement	—	9,242	9,242
Interest income	—	5,287,209	5,287,209

Total revenue and other income	5,034,532	5,296,841	10,331,373

Result
Segment Result	(65,020,504)	3,586,339	(61,434,165)

Profit/(loss) before income tax expense	(65,020,504)	3,586,339	(61,434,165)

Income tax expense	—	—	—

Loss after income tax expense			(61,434,165)

Total segment assets	156,983,434	—	156,983,434

Total segment liabilities	13,348,071	—	13,348,071

Operating segment information June 30, 2024	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	119,089	—	119,089
Grant income	3,722,788	—	3,722,788
Net gain on fair value movement of warrants	—	—	—
Net gain on foreign exchange	—	113,458	113,458
Interest income	—	3,882,757	3,882,757

Total revenue and other income	3,841,877	3,996,215	7,838,092

Result
Segment Result	(46,556,929)	3,840,304	(42,716,625)

Profit/(loss) before income tax expense	(46,556,929)	3,840,304	(42,716,625)

Income tax expense	—	—	—

Loss after income tax expense			(42,716,625)

Total segment assets	201,579,281	—	201,579,281

Total segment liabilities	12,057,539	—	12,057,539

Operating segment information June 30, 2023	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	—	—	—
Other income
Research material sales	191,721	—	191,721
Grant income	3,314,001	—	3,314,001
Net gain on fair value movement of warrants	—	131,896	131,896
Net gain on foreign exchange	—	623,511	623,511
Interest income	—	938,999	938,999

Total revenue and other income	3,505,722	1,694,406	5,200,128

Result
Segment Result	(41,431,305)	1,534,957	(39,896,348)
Profit/(loss) before income tax expense	(41,431,305)	1,534,957	(39,896,348)
Income tax expense	—	—	—

Loss after income tax expense			(39,896,348)

Total segment assets	147,448,990	—	147,448,990

Total segment liabilities	10,979,601	—	10,979,601